Consolidated Statements of Stockholders' /Members' Equity (USD $) In Thousands, except Share data	Total	Member Units	Series A Preferred Units	Series B Preferred Units	Series C Preferred Units	Series D Preferred Units	Series E Preferred Units	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 16,859	$ 19,923	$ 4,035	$ 5,000						$ (12,099)
Beginning Balance (in shares) at Dec. 31, 2009		450,000	90,796	50,000
Comprehensive loss	(15,697)									(15,697)
Proceeds from sale of preferred units, units					70,000	7,000	73,000
Proceeds from sale of preferred units	15,000				7,000	700	7,300
Repurchase of common and preferred units, units		(112,500)		(25,000)
Repurchase of common and preferred units	(10,961)	(8,461)		(2,500)
Ending Balance at Dec. 31, 2010	5,201	11,462	4,035	2,500	7,000	700	7,300			(27,796)
Ending Balance (in shares) at Dec. 31, 2010		337,500	90,796	25,000	70,000	7,000	73,000
Comprehensive loss	(39,264)									(39,198)	(66)
Conversion of debt and membership units into common shares, shares		(337,500)	(90,796)	(25,000)	(70,000)	(7,000)	(73,000)	2,300,273
Conversion of debt and membership units into common shares	5,158	(11,462)	(4,035)	(2,500)	(7,000)	(700)	(7,300)	23	38,132
Conversion of Skarbonka debt into common shares, net of tax, shares								1,272,727
Conversion of Skarbonka debt into common shares, net of tax	23,706							13	23,693
Phantom shares converted into common shares	290,000							27,000	290,000
Issuance of common stock pursunat to IPO, net of offering costs (in shares)								17,602,614
Issuance of common stock pursunat to IPO, net of offering costs	174,233							176	174,057
Stock-based compensation	1,583								1,583
Ending Balance at Dec. 31, 2011	170,907							212	237,755	(66,994)	(66)
Ending Balance (in shares) at Dec. 31, 2011								21,202,614
Comprehensive loss	(44,571)									(44,634)	63
Stock-based compensation	309								309
Restricted stock issued								3,507
Ending Balance at Dec. 31, 2012	$ 126,645							$ 212	$ 238,064	$ (111,628)	$ (3)
Ending Balance (in shares) at Dec. 31, 2012								21,206,121